7. Commitments and Contingencies (Details)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease obligation, 2017	$ 32,996
Future minimum lease obligation, thereafter	$ 28,068